JOHN HANCOCK

                                  Growth
                                  Funds

                                  [HANCOCK LOGO]

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Prospectus


November 1, 1998



This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
o  are not bank deposits
o  are not federally insured
o  are not endorsed by any bank or government agency
o  are not guaranteed to achieve their goal(s)

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.



Emerging Growth Fund

Financial Industries Fund

Growth Fund

Regional Bank Fund

Special Equities Fund

Special Opportunities Fund



Special Value Fund



[HANCOCK LOGO] JOHN HANCOCK FUNDS
               A Global Investment Management Firm

               101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents
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
A fund-by-fund look at goals,               Emerging Growth Fund                              4
strategies, risks, expenses and
financial history.                          Financial Industries Fund                         6

                                            Growth Fund                                       8

                                            Regional Bank Fund                               10

                                            Special Equities Fund                            12

                                            Special Opportunities Fund                       14


                                            Special Value Fund                               16


Policies and instructions for opening,      Your account
maintaining and closing an account
in any growth fund.                         Choosing a share class                           19

                                            How sales charges are calculated                 19

                                            Sales charge reductions and waivers              20

                                            Opening an account                               21

                                            Buying shares                                    22

                                            Selling shares                                   23

                                            Transaction policies                             25

                                            Dividends and account policies                   25

                                            Additional investor services                     26


Details that apply to the growth            Fund details
funds as a group.
                                            Business structure                               27

                                            Sales compensation                               28

                                            More about risk                                  30



                                            For more information                     back cover

Overview

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FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[Clip Art] Risk factors The major risk factors associated with the fund.

[Clip Art] Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[Clip Art] Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[Clip Art] Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GOAL OF THE GROWTH FUNDS

John Hancock growth funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o  have longer time horizons

o are willing to accept higher short-term risk along with higher potential long-term returns

o  want to diversify their portfolios

o  are seeking funds for the growth portion of an asset allocation portfolio

o  are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

o  are investing with a shorter time horizon in mind

o  are uncomfortable with an investment that will go up and down in value

THE MANAGEMENT FIRM

All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

Emerging Growth Fund

REGISTRANT NAME: JOHN HANCOCK SERIES TRUST
                TICKER SYMBOL    CLASS A: TAEMX    CLASS B: TSEGX   CLASS C: N/A
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GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in emerging companies (market capitalization of less than $1 billion). Under normal circumstances, the fund invests at least 80% of assets in a diversified portfolio of these companies. The fund looks for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings. The fund does not invest for income.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. and foreign emerging growth companies, although it may invest up to 20% of assets in other types of companies. The fund may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 20% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of emerging growth companies carry higher risks than stocks of larger companies. This is because emerging growth companies:

o may be in the early stages of development
o may be dependent on a small number of products or services
o may lack substantial capital reserves
o do not have proven track records



In addition, stocks of emerging companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 30.



PORTFOLIO MANAGEMENT



[Clip Art] Bernice S. Behar, CFA, leads the fund's portfolio management team. Other team members are managers Laura Allen, CFA and Anurag Pandit, CFA. Ms. Behar, senior vice president, has been in the investment business since 1986 and has managed the fund since 1996. Ms. Allen, senior vice president, has been in the investment business since 1981 and joined the fund's management team in 1998. Mr. Pandit, vice president, has been in the investment business since 1984 and a member of the fund's team since 1996.



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INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                   Class A   Class B   Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                5.00%     none      none
 Maximum sales charge imposed on
 reinvested dividends                               none      none      none
 Maximum deferred sales charge                      none(1)   5.00%     1.00%
 Redemption fee(2)                                  none      none      none
 Exchange fee                                       none      none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                     0.75%     0.75%     0.75%
 12b-1 fee(3)                                       0.25%     1.00%     1.00%
 Other expenses                                     0.29%     0.29%     0.29%
 Total fund operating expenses                      1.29%     2.04%     2.04%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                       Year 1  Year 3   Year 5   Year 10
--------------------------------------------------------------------------------
 Class A shares                    $62     $87      $117     $198

 Class B shares
   Assuming redemption
   at end of period                $71     $94      $130     $217
   Assuming no redemption          $21     $64      $110     $217

 Class C shares
   Assuming redemption
   at end of period                $31     $64      $110     $237
   Assuming no redemption          $21     $64      $110     $237

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4  EMERGING GROWTH FUND

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FINANCIAL HIGHLIGHTS [Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

These figures reflect the fund's 4-1 stock split on May 1, 1998.

[The following information was represented by a bar graph in the printed materials.]

Volatility, as indicated by Class B       10/88      10/89    10/90     10/91   10/92   10/93   10/94  10/95(2)   10/96     10/97
year-by-year total investment return (%)  33.59      27.40   (11.82)    73.78    6.19   24.53    2.80   33.60     12.48     22.44
(scale varies from fund to fund)

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                            10/91(1)     10/92       10/93       10/94      10/95(2)     10/96       10/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                $4.53       $4.82       $5.15       $6.47       $6.71       $9.02      $10.22
Net investment income (loss)(3)                     (0.01)      (0.05)      (0.04)      (0.04)      (0.07)      (0.09)      (0.07)
Net realized and unrealized gain
(loss) on investments                                0.30        0.40        1.36        0.28        2.38        1.29        2.41
Total from investment operations                     0.29        0.35        1.32        0.24        2.31        1.20        2.34
Less distributions:
   Distributions from net realized gain on
   investments sold                                    --       (0.02)         --          --          --          --       (0.21)
   Total distributions                                 --       (0.02)         --          --          --          --       (0.21)
Net asset value, end of period                      $4.82       $5.15       $6.47       $6.71       $9.02      $10.22      $12.35
Total investment return at net asset
value(4) (%)                                         6.29        7.32       25.68        3.59       34.56       13.27       23.35
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)       38,859      46,137      81,263     131,053     179,481     218,497     209,384
Ratio of expenses to average net assets (%)          0.33        1.67        1.40        1.44        1.38        1.32        1.29(5)
Ratio of net investment income (loss) to
average net assets (%)                              (0.15)      (1.03)      (0.70)      (0.71)      (0.83)      (0.86)      (0.57)
Portfolio turnover rate (%)                            66          48          29          25          23          44          96





------------------------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                               10/88      10/89      10/90      10/91      10/92      10/93
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                  $1.97      $2.64      $3.19      $2.77      $4.81      $5.09
 Net investment income (loss)(3)                                        0.03      (0.02)     (0.05)     (0.08)     (0.09)     (0.09)
 Net realized and unrealized gain (loss) on investments                 0.64       0.71      (0.31)      2.12       0.39       1.33
 Total from investment operations                                       0.67       0.69      (0.36)      2.04       0.30       1.24
 Less distributions:
    Dividends from net investment income                                  --      (0.01)        --         --         --         --
    Distributions from net realized gain on investments sold              --      (0.13)     (0.06)        --      (0.02)        --
    Total distributions                                                   --      (0.14)     (0.06)        --      (0.02)        --
 Net asset value, end of period                                        $2.64      $3.19      $2.77      $4.81      $5.09      $6.33
 Total investment return at net asset value(4) (%)                     33.59      27.40     (11.82)     73.78       6.19      24.53
 Total adjusted investment return at net asset value(4,6) (%)          31.00      27.37         --         --         --         --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                          3,232      7,877     11,668     52,743     86,923    219,484
 Ratio of expenses to average net assets (%)                            3.05       3.48       3.11       2.85       2.64       2.28
 Ratio of adjusted expenses to average net assets(7) (%)                5.64       3.51         --         --         --         --
 Ratio of net investment income (loss) to average net assets (%)        0.81      (0.67)     (1.64)     (1.83)     (1.99)     (1.58)
 Ratio of adjusted net investment income (loss) to
 average net assets(7) (%)                                             (1.78)     (0.70)        --         --         --         --
 Portfolio turnover rate (%)                                             252         90         82         66         48         29
 Fee reduction per share ($)                                           0.073      0.001         --         --         --         --





----------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                               10/94      10/95(2)   10/96      10/97
----------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                  $6.33      $6.51      $8.70      $9.78
 Net investment income (loss)(3)                                       (0.09)     (0.11)     (0.15)     (0.14)
 Net realized and unrealized gain (loss) on investments                 0.27       2.30       1.23       2.29
 Total from investment operations                                       0.18       2.19       1.08       2.15
 Less distributions:
    Dividends from net investment income                                  --         --         --         --
    Distributions from net realized gain on investments sold              --         --         --      (0.21)
    Total distributions                                                   --         --         --      (0.21)
 Net asset value, end of period                                        $6.51      $8.70      $9.78     $11.72
 Total investment return at net asset value(4) (%)                      2.80      33.60      12.48      22.44
 Total adjusted investment return at net asset value(4,6) (%)             --         --         --         --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                        283,435    393,478    451,268    472,594
 Ratio of expenses to average net assets (%)                            2.19       2.11       2.05       2.02(5)
 Ratio of adjusted expenses to average net assets(7) (%)                  --         --         --         --
 Ratio of net investment income (loss) to average net assets (%)       (1.46)     (1.55)     (1.59)     (1.30)
 Ratio of adjusted net investment income (loss) to
 average net assets(7) (%)                                                --         --         --         --
 Portfolio turnover rate (%)                                              25         23         44         96
 Fee reduction per share ($)                                              --         --         --         --




(1)  Class A shares commenced operations on August 22, 1991. (Not annualized.)
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3)  Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Expense ratios do not include interest expense due to bank loans, which amounted to less than $0.01 per share.


(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)  Unreimbursed, without fee reduction.




                                                          EMERGING GROWTH FUND 5

Financial Industries Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                TICKER SYMBOL    CLASS A: FIDAX   CLASS B: FIDBX
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GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund invests in U.S. and foreign financial services companies. These include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms and insurance companies.

Under normal circumstances, the fund invests at least 65% of assets in these companies.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and debt securities.

The fund may invest up to 5% of net assets in junk bonds.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS



[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 30.



PORTFOLIO MANAGEMENT



[Clip Art] James K. Schmidt, CFA, leads the fund's management team. Mr. Schmidt, executive vice president, has been in the investment business since 1979 and has served as the fund's portfolio manager since inception. Other portfolio managers on the team are Thomas Finucane, vice president, who has been in the investment business since joining the adviser in 1990 and Thomas Goggins, senior vice president, who has been in the investment business since 1986 and joined the adviser in 1995.



--------------------------------------------------------------------------------
INVESTOR EXPENSES



[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the 1997 fiscal year, adjusted to reflect any changes. Future expenses may be greater or less.



--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.00%        none
 Maximum sales charge imposed on
 reinvested dividends                                   none         none
 Maximum deferred sales charge                          none(1)      5.00%
 Redemption fee(2)                                      none         none
 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                         0.79%        0.79%
 12b-1 fee(3)                                           0.30%        1.00%
 Other expenses                                         0.38%        0.38%
 Total fund operating expenses                          1.47%        2.17%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $64         $94         $126        $217

 Class B shares
    Assuming redemption
    at end of period             $72         $98         $136        $232
    Assuming no redemption       $22         $68         $116        $232

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  FINANCIAL INDUSTRIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


[Clip Art] The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP.

[The following information was represented by a bar graph in the printed materials.]


Volatility, as indicated by Class A         10/96          10/97         4/98
year-by-year total investment return (%)    29.76(4)       37.19        21.21
(scale varies from fund to fund)                                         six
                                                                        months


--------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                                            10/96(1)           10/97           4/98(8)
--------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                                $8.50             $11.03          $14.26
 Net investment income (loss)(2)                                                      0.02               0.14            0.06
 Net realized and unrealized gain (loss) on investments                               2.51               3.77            2.95
 Total from investment operations                                                     2.53               3.91            3.01
 Less distributions:
    Dividends from net investment income                                                --              (0.03)          (0.11)
    Distributions from net realized gain on investments sold                            --              (0.65)          (0.02)
    Total distributions                                                                 --              (0.68)          (0.13)
 Net asset value, end of period                                                     $11.03             $14.26          $17.14
 Total investment return at net asset value(3) (%)                                   29.76(4)           37.19           21.21(4)
 Total adjusted investment return at net asset value(3,5) (%)                        26.04(4)           36.92              --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                                          895            416,698       1,067,667
 Ratio of expenses to average net assets (%)                                          1.20(6)            1.20            1.36(6)
 Ratio of adjusted expenses to average net assets(7) (%)                              7.07(6)            1.47              --
 Ratio of net investment income (loss) to average net assets (%)                      0.37(6)            1.10            0.82(6)
 Ratio of adjusted net investment income (loss) to average net assets(7) (%)         (5.50)(6)           0.83              --
 Portfolio turnover rate (%)                                                            31                  6              12
 Fee reduction per share(2) ($)                                                       0.38               0.03              --

----------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                                           10/97(1)           4/98(8)
----------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                                $11.43            $14.18
 Net investment income (loss)(2)                                                       0.04              0.01
 Net realized and unrealized gain (loss) on investments                                2.71              2.94
 Total from investment operations                                                      2.75              2.95
 Less distributions:
    Dividends from net investment income                                                 --             (0.03)
    Distributions from net realized gain on investments sold                             --             (0.02)
    Total distributions                                                                  --             (0.05)
 Net asset value, end of period                                                      $14.18            $17.08
 Total investment return at net asset value(3) (%)                                    24.06(4)          20.78(4)
 Total adjusted investment return at net asset value(3,5) (%)                         23.85(4)             --
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                                     1,308,946         2,698,471
 Ratio of expenses to average net assets (%)                                           1.90(6)           2.06(6)
 Ratio of adjusted expenses to average net assets(7) (%)                               2.17(6)             --
 Ratio of net investment income (loss) to average net assets (%)                       0.40(6)           0.12(6)
 Ratio of adjusted net investment income (loss) to average net assets(7) (%)           0.13(6)             --
 Portfolio turnover rate (%)                                                              6                12
 Fee reduction per share(2) ($)                                                        0.03                --

(1) Class A and Class B shares commenced operations on March 14, 1996 and January 14, 1997, respectively.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does no take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.

(8)  Unaudited.



                                                    FINANCIAL INDUSTRIES FUND  7

Growth Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
               TICKER SYMBOL    CLASS A: JHNGX    CLASS B: JHGBX    CLASS C: N/A
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in stocks that are diversified with regard to industries and issuers. The fund favors stocks of companies whose operating earnings and revenues have grown more than twice as fast as the gross domestic product over the past five years, although not all stocks in the fund's portfolio will meet this criterion.

PORTFOLIO SECURITIES

[Clip Art] The portfolio invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may invest up to 35% of net assets in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS



[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 30.



PORTFOLIO MANAGEMENT

[Clip Art] Benjamin A. Hock, Jr., CFA, has led the fund's portfolio management team since May 1998. A senior vice president of the adviser since 1994, Mr. Hock has been in the investment business for over 25 years.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                Class A    Class B   Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)              5.00%     none       none
 Maximum sales charge imposed on
 reinvested dividends                             none      none       none
 Maximum deferred sales charge                    none(1)   5.00%      1.00%
 Redemption fee(2)                                none      none       none
 Exchange fee                                     none      none       none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                   0.75%     0.75%      0.75%
 12b-1 fee(3)                                     0.30%     1.00%      1.00%
 Other expenses                                   0.35%     0.35%      0.35%
 Total fund operating expenses                    1.40%     2.10%      2.10%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $64         $92         $123        $210

 Class B shares
    Assuming redemption
    at end of period             $71         $96         $133        $225
    Assuming no redemption       $21         $66         $113        $225

 Class C shares
    Assuming redemption
    at end of period             $31         $66         $113        $243
    Assuming no redemption       $21         $66         $113        $243

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8  GROWTH FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The following information was represented by a bar graph in the printed materials.]

Volatility, as indicated by Class A       12/87   12/88   12/89   12/90   12/91  12/92   12/93   12/94     12/95   10/96(1)   10/97
year-by-year total investment return (%)   6.03   11.23   30.96   (8.34)  41.68   6.06   13.03   (7.50)    27.17   19.32(4)   16.05
(scale varies from fund to fund)

----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                     12/87       12/88       12/89       12/90       12/91       12/92
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $14.03      $12.34      $13.33      $15.18      $12.93      $17.48
Net investment income (loss)                                 0.22        0.23        0.28        0.16        0.04       (0.06)
Net realized and unrealized gain (loss) on investments       0.64        1.16        3.81       (1.47)       5.36        1.10
Total from investment operations                             0.86        1.39        4.09       (1.31)       5.40        1.04
Less distributions:
   Dividends from net investment income                     (0.28)      (0.23)      (0.29)      (0.16)      (0.04)         --
   Distributions from net realized gain on
   investments sold                                         (2.27)      (0.17)      (1.95)      (0.78)      (0.81)      (1.20)
   Total distributions                                      (2.55)      (0.40)      (2.24)      (0.94)      (0.85)      (1.20)
Net asset value, end of period                             $12.34      $13.33      $15.18      $12.93      $17.48      $17.32
Total investment return at net asset value(3) (%)            6.03       11.23       30.96       (8.34)      41.68        6.06
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               86,426     101,497     105,014     102,416     145,287     153,057
Ratio of expenses to average net assets (%)                  1.00        1.06        0.96        1.46        1.44        1.60
Ratio of net investment income (loss) to average
net assets (%)                                               1.41        1.76        1.73        1.12        0.27       (0.36)
Portfolio turnover rate (%)                                    68          47          61         102          82          71



---------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                     12/93       12/94       12/95       10/96(1)          10/97
---------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $17.32      $17.40      $15.89         $19.51         $23.28
Net investment income (loss)                                (0.11)      (0.10)      (0.09)(2)      (0.13)(2)      (0.12)(2)
Net realized and unrealized gain (loss) on investments       2.33       (1.21)       4.40           3.90           3.49
Total from investment operations                             2.22       (1.31)       4.31           3.77           3.37
Less distributions:
   Dividends from net investment income                        --          --          --             --          (2.28)
   Distributions from net realized gain on
   investments sold                                         (2.14)      (0.20)      (0.69)            --             --
   Total distributions                                      (2.14)      (0.20)      (0.69)            --             --
Net asset value, end of period                             $17.40      $15.89      $19.51         $23.28         $24.37
Total investment return at net asset value(3) (%)           13.03       (7.50)      27.17          19.32(4)       16.05
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)              162,937     146,466     241,700        279,425        303,067
Ratio of expenses to average net assets (%)                  1.56        1.65        1.48           1.48(5)        1.44
Ratio of net investment income (loss) to average
net assets (%)                                              (0.67)      (0.64)      (0.46)         (0.73)(5)      (0.51)
Portfolio turnover rate (%)                                    68          52          68(6)          59            133




--------------------------------------------------------------------------------------------------------------------
 Class B - period ended:                                   12/94(7)         12/95           10/96(1)        10/97
--------------------------------------------------------------------------------------------------------------------

Per share operating performance
Net asset value, beginning of period                        $17.16          $15.83          $19.25          $22.83
Net investment income (loss) (2)                             (0.20)          (0.26)          (0.26)          (0.27)
Net realized and unrealized gain (loss) on investments       (0.93)           4.37            3.84            3.42
Total from investment operations                             (1.13)           4.11            3.58            3.15
Less distributions:
   Distributions from net realized gain on
   investments sold                                          (0.20)          (0.69)             --           (2.28)
Net asset value, end of period                              $15.83          $19.25          $22.83          $23.70
Total investment return at net asset value(3) (%)            (6.56)(4)       26.01           18.60(4)        15.33
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                 3,807          15,913          25,474          36,430
Ratio of expenses to average net assets (%)                   2.38(5)         2.31            2.18(5)         2.13
Ratio of net investment income (loss) to
average net assets (%)                                       (1.25)(5)       (1.39)          (1.42)(5)       (1.20)
Portfolio turnover rate (%)                                     52              68(6)           59             133



(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  Excludes merger activity.


(7)  Class B shares commenced operations on January 3, 1994.




                                                                   GROWTH FUND 9

Regional Bank Fund



REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                               TICKER SYMBOL    CLASS A: FRBAX   CLASS B: FRBFX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in regional banks and lending institutions, including:

o  commercial and industrial banks
o  savings and loan associations
o  bank holding companies

These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of New York City and Chicago. They may or may not be members of the Federal Reserve, and their deposits may or may not be FDIC-insured.

Under normal circumstances, the fund invests at least 65% of assets in these companies; it may invest up to 35% of assets in other financial services companies, including lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of non-financial services companies and up to 5% in junk bonds issued by banks.

Because regional banks typically pay regular dividends, moderate income is an investment goal.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities, as well as foreign stocks. For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS



[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single industry, its performance is largely dependent on the industry's performance, which may differ in direction and degree from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of bank stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 30.



PORTFOLIO MANAGEMENT

[Clip Art] James K. Schmidt, CFA, leads the fund's management team. Mr. Schmidt, executive vice president, has been in the investment business since 1979 and has served as the fund's portfolio manager since 1985. Other portfolio managers on the team are Thomas Finucane, vice president, who has been in the investment business since joining the adviser in 1990 and Thomas Goggins, senior vice president, who has been in the investment business since 1986 and joined the adviser in 1995.

--------------------------------------------------------------------------------
INVESTOR EXPENSES



[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the 1997 fiscal year, adjusted to reflect any changes. Future expenses may be greater or less.



--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.00%        none
 Maximum sales charge imposed on
 reinvested dividends                                   none         none
 Maximum deferred sales charge                          none(1)      5.00%
 Redemption fee(2)                                      none         none
 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                         0.75%        0.75%
 12b-1 fee(3)                                           0.30%        1.00%
 Other expenses                                         0.25%        0.25%
 Total fund operating expenses                          1.30%        2.00%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $63         $89         $118        $199

 Class B shares
    Assuming redemption
    at end of period             $70         $93         $128        $214
    Assuming no redemption       $20         $63         $108        $214

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10  REGIONAL BANK FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


[Clip Art] The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP.

[The following information was represented by a bar graph in the printed materials.]

Volatility, as indicated by Class B         10/88  10/89    10/90   10/91   10/92   10/93   10/94    10/95   10/96  10/97   4/98(6)
year-by-year total investment return (%)    36.89  20.46   (32.29)  75.35   37.20   36.71    5.69    30.11   27.89  45.78   19.96
(scale varies from fund to fund)                                                                                              six
                                                                                                                             months

--------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                          10/92(1)         10/93           10/94           10/95
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                             $13.47          $17.47          $21.62          $21.52
Net investment income (loss)                                       0.21            0.26(2)         0.39(2)         0.52(2)
Net realized and unrealized gain (loss) on investments             3.98            5.84            0.91            5.92
Total from investment operations                                   4.19            6.10            1.30            6.44
Less distributions:
   Dividends from net investment income                           (0.19)          (0.26)          (0.34)          (0.48)
   Distributions from net realized gain on investments sold          --           (1.69)          (1.06)          (0.34)
   Total distributions                                            (0.19)          (1.95)          (1.40)          (0.82)
Net asset value, end of period                                   $17.47          $21.62          $21.52          $27.14
Total investment return at net asset value(3) (%)                 31.26(4)        37.45            6.44           31.00
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     31,306          94,158         216,978         486,631
Ratio of expenses to average net assets (%)                        1.41(5)         1.35            1.34            1.39
Ratio of net investment income to average net assets (%)           1.64(5)         1.29            1.78            2.23
Portfolio turnover rate (%)                                          53              35              13              14

------------------------------------------------------------------------------------------------------------
Class A - period ended:                                            10/96           10/97         4/98(6)
------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $27.14          $33.99          $48.73
Net investment income (loss)                                        0.63(2)         0.64(2)         0.33(2)
Net realized and unrealized gain (loss) on investments              7.04           15.02            9.55
Total from investment operations                                    7.67           15.66            9.88
Less distributions:
   Dividends from net investment income                            (0.60)          (0.61)          (0.31)
   Distributions from net realized gain on investments sold        (0.22)          (0.31)          (0.39)
   Total distributions                                             (0.82)          (0.92)          (0.70)
Net asset value, end of period                                    $33.99          $48.73          $57.91
Total investment return at net asset value(3) (%)                  28.78           46.79           20.37(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                     860,843       1,596,836       1,927,955
Ratio of expenses to average net assets (%)                         1.36            1.30            1.25(5)
Ratio of net investment income to average net assets (%)            2.13            1.55            1.23(5)
Portfolio turnover rate (%)                                            8               5               6

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                     10/88       10/89       10/90       10/91       10/92       10/93
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                       $10.02      $11.89      $13.00       $8.13      $13.76      $17.44
Net investment income (loss)                                 0.16        0.20        0.30        0.29        0.18        0.15(2)
Net realized and unrealized gain (loss)
on investments                                               3.12        2.02       (4.19)       5.68        4.56        5.83
Total from investment operations                             3.28        2.22       (3.89)       5.97        4.74        5.98
Less distributions:
   Dividends from net investment income                     (0.15)      (0.16)      (0.19)      (0.34)      (0.28)      (0.17)
   Distributions from net realized gain on
   investments sold                                         (1.26)      (0.95)      (0.76)         --       (0.78)      (1.69)
   Distributions from capital paid-in                          --          --       (0.03)         --          --          --
   Total distributions                                      (1.41)      (1.11)      (0.98)      (0.34)      (1.06)      (1.86)
Net asset value, end of period                             $11.89      $13.00       $8.13      $13.76      $17.44      $21.56
Total investment return at net asset value(3) (%)           36.89       20.46      (32.29)      75.35       37.20       36.71
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)               50,965      81,167      38,992      52,098      56,016     171,808
Ratio of expenses to average net assets (%)                  2.17        1.99        1.99        2.04        1.96        1.88
Ratio of net investment income (loss) to average
net assets (%)                                               1.50        1.67        2.51        2.65        1.21        0.76
Portfolio turnover rate (%)                                    87          85          56          75          53          35

----------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                 10/94          10/95          10/96          10/97        4/98(6)
----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                   $21.56         $21.43         $27.02         $33.83         $48.48
Net investment income (loss)                             0.23(2)        0.36(2)        0.42(2)        0.35(2)        0.15(2)
Net realized and unrealized gain (loss)
on investments                                           0.91           5.89           7.01          14.95           9.49
Total from investment operations                         1.14           6.25           7.43          15.30           9.64
Less distributions:
   Dividends from net investment income                 (0.21)         (0.32)         (0.40)         (0.34)         (0.13)
   Distributions from net realized gain on
   investments sold                                     (1.06)         (0.34)         (0.22)         (0.31)         (0.39)
   Distributions from capital paid-in                      --             --             --             --             --
   Total distributions                                  (1.27)         (0.66)         (0.62)         (0.65)         (0.52)
Net asset value, end of period                         $21.43         $27.02         $33.83         $48.48         $57.60
Total investment return at net asset value(3) (%)        5.69          30.11          27.89          45.78          19.96(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)          522,207      1,236,447      2,408,514      4,847,755      5,818.310
Ratio of expenses to average net assets (%)              2.06           2.09           2.07           2.00           1.91(5)
Ratio of net investment income (loss) to average
net assets (%)                                           1.07           1.53           1.42           0.84           0.57(5)
Portfolio turnover rate (%)                                13             14              8              5              6


(1)  Class A shares commenced operations on January 3, 1992.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.

(6)  Unaudited.



                                                          REGIONAL BANK FUND  11

Special Equities Fund

REGISTRANT NAME: JOHN HANCOCK SPECIAL EQUITIES FUND
                                TICKER SYMBOL    CLASS A: JHNSX   CLASS B: SPQBX
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in small-capitalization companies and companies in situations offering unusual or non-recurring opportunities. Under normal circumstances, the fund invests at least 65% of assets in a diversified portfolio of these companies. The fund looks for companies that dominate an emerging industry or hold a growing market share in a fragmented industry, and that have demonstrated annual earnings and revenue growth of at least 25%, self-financing capabilities and strong management. The fund does not invest for income.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 35% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of small-capitalization and special-situation companies carry higher risks than stocks of larger companies. This is because these companies:

o  may lack proven track records
o  may be dependent on a small number of products or services
o  may be undercapitalized
o  may have highly priced stocks that are sensitive to adverse news


In addition, stocks of these companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 30.

MANAGEMENT/SUBADVISER

[Clip Art] Laura Allen, CFA, leads the fund's portfolio management team. Other team members are Bernice S. Behar, CFA, and Anurag Pandit, CFA. Ms. Allen, senior vice president, joined the adviser in 1998. She has been in the investment business since 1981. Ms. Behar, senior vice president, joined the adviser in 1991 and has been in the investment business since 1986. Mr. Pandit, vice president, joined the adviser in 1996 and has been in the investment business since 1984. Each joined the fund's management team in 1998.


--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                       Class A      Class B
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)                    5.00%        none
 Maximum sales charge imposed on
 reinvested dividends                                   none         none
 Maximum deferred sales charge                          none(1)      5.00%
 Redemption fee(2)                                      none         none
 Exchange fee                                           none         none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee(3)                                      0.81%        0.81%
 12b-1 fee(4)                                           0.30%        1.00%
 Other expenses                                         0.32%        0.38%
 Total fund operating expenses                          1.43%        2.19%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $64         $93         $124        $213

 Class B shares
    Assuming redemption
    at end of period             $72         $99         $137        $233
    Assuming no redemption       $22         $69         $117        $233

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3)  Includes a subadviser fee equal to 0.25% of the fund`s net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12  SPECIAL EQUITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The following information was represented by a bar graph in the printed materials.]

Volatility, as indicated by Class A        10/88   10/89    10/90   10/91   10/92   10/93   10/94    10/95   10/96    10/97
year-by-year total investment return (%)   13.72   31.82   (21.89)  95.37   20.25   47.83   (0.12)   37.49   12.96    7.30
(scale varies from fund to fund)

----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                              10/88       10/89       10/90       10/91       10/92
----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                 $4.30       $4.89       $6.38       $4.97       $9.71
Net investment income (loss)                                          0.04        0.01       (0.12)      (0.10)      (0.19)(1)
Net realized and unrealized gain (loss) on investments                0.55        1.53       (1.27)       4.84        2.14
Total from investment operations                                      0.59        1.54       (1.39)       4.74        1.95
Less distributions:
   Dividends from net investment income                                 --       (0.05)      (0.02)         --          --
   Distributions from net realized gain on investments sold             --          --          --          --       (0.67)
   Total distributions                                                  --       (0.05)      (0.02)         --       (0.67)
Net asset value, end of period                                       $4.89       $6.38       $4.97       $9.71      $10.99
Total investment return at net asset value(2) (%)                    13.72       31.82      (21.89)      95.37       20.25
Total adjusted investment return at net asset value(2,3)             12.28       30.75      (22.21)      95.33          --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                        11,714      12,285       8,166      19,713      44,665
Ratio of expenses to average net assets (%)                           1.50        1.50        2.63        2.75        2.24
Ratio of adjusted expenses to average net assets(4) (%)               2.94        2.57        2.95        2.79          --
Ratio of net investment income (loss) to average net assets (%)       0.82        0.47       (1.58)      (2.12)      (1.91)
Ratio of adjusted net investment income (loss) to average
net assets(4) (%)                                                    (0.62)      (0.60)      (1.90)      (2.16)         --
Portfolio turnover rate (%)                                             91         115         113         163         114
Fee reduction per share ($)                                           0.07        0.03        0.02       0.002          --


-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                             10/93         10/94         10/95         10/96        10/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $10.99        $16.13        $16.11        $22.15       $24.53
Net investment income (loss)                                        (0.20)(1)     (0.21)(1)     (0.18)(1)     (0.22)(1)    (0.29)(1)
Net realized and unrealized gain (loss) on investments               5.43          0.19          6.22          3.06         2.08
Total from investment operations                                     5.23         (0.02)         6.04          2.84         1.79
Less distributions:
   Dividends from net investment income                                --            --            --            --           --
   Distributions from net realized gain on investments sold         (0.09)           --            --         (0.46)          --
   Total distributions                                              (0.09)           --            --         (0.46)          --
Net asset value, end of period                                     $16.13        $16.11        $22.15        $24.53       $26.32
Total investment return at net asset value(2) (%)                   47.83         (0.12)        37.49         12.96         7.30
Total adjusted investment return at net asset value(2,3)               --            --            --            --           --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                      296,793       310,625       555,655       972,312      807,371
Ratio of expenses to average net assets (%)                          1.84          1.62          1.48          1.42         1.43
Ratio of adjusted expenses to average net assets(4) (%)                --            --            --            --           --
Ratio of net investment income (loss) to average net assets (%)     (1.49)        (1.40)        (0.97)        (0.89)       (1.18)
Ratio of adjusted net investment income (loss) to average
net assets(4) (%)                                                      --            --            --            --           --
Portfolio turnover rate (%)                                            33            66            82            59           41
Fee reduction per share ($)                                            --            --            --            --           --




------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                           10/93(5)          10/94       10/95       10/96       10/97
------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $12.30         $16.08      $15.97      $21.81      $23.96
Net investment income (loss)(1)                                      (0.18)         (0.30)      (0.31)      (0.40)      (0.46)
Net realized and unrealized gain (loss) on investments                3.96           0.19        6.15        3.01        2.02
Total from investment operations                                      3.78          (0.11)       5.84        2.61        1.56
Less distributions:
   Distributions from net realized gain on investments sold             --             --          --       (0.46)         --
Net asset value, end of period                                      $16.08         $15.97      $21.81      $23.96      $25.52
Total investment return at net asset value(2) (%)                    30.73(6)       (0.68)      36.57       12.09        6.51
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                       158,281        191,979     454,934     956,374     951,449
Ratio of expenses to average net assets (%)                           2.34(7)        2.25        2.20        2.16        2.19
Ratio of net investment income (loss) to average net assets (%)      (2.03)(7)      (2.02)      (1.69)      (1.65)      (1.95)
Portfolio turnover rate (%)                                             33             66          82          59          41




(1)  Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4)  Unreimbursed, without fee reduction.


(5)  Class B shares commenced operations on March 1, 1993.
(6)  Not annualized.
(7)  Annualized.



                                                        SPECIAL EQUITIES FUND 13

Special Opportunities Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                 TICKER SYMBOL    CLASS A: SPOAX    CLASS B: SPOBX  CLASS C: N/A
--------------------------------------------------------------------------------
GOAL AND STRATEGY

[Clip Art] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in those economic sectors that appear to have a higher than average earning potential.

Under normal circumstances, at least 75% of the fund's equity securities is invested within five or fewer sectors (e.g., financial services, energy, technology). At times, the fund may focus on a single sector. The fund first determines the inclusion and weighting of sectors, using macroeconomic as well as other factors, then selects portfolio securities by seeking the most attractive companies. The fund may add or drop sectors.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in common stocks of U.S. and foreign companies of any size. It may also invest in warrants, preferred stocks, convertible debt securities, U.S. Government securities and corporate bonds rated at least BBB/Baa or equivalent, and may invest in certain higher-risk securities. The fund also may make short sales of securities, and may engage in other investment practices.

For liquidity and flexibility, the fund may place assets in cash or invest in investment-grade short-term securities.

RISK FACTORS



[Clip Art] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. By focusing on a relatively small number of sectors or issuers, the fund runs the risk that any factor influencing those sectors or issuers will have a major effect on performance. The fund may invest in companies with smaller market capitalizations, which represent higher near-term risks than larger capitalization companies. These factors make the fund likely to experience higher volatility than most other types of growth funds. Before you invest, please read "More about risk" starting on page 30.



PORTFOLIO MANAGEMENT

[Clip Art] Barbara C. Friedman, CFA, is leader of the fund's portfolio management team. A senior vice president of the adviser, Ms. Friedman has been a member of the management team since joining John Hancock Funds in January 1998. Ms. Friedman has been in the investment business since 1973.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Because no Class C shares were outstanding during the past year, Class C expenses are based on Class B expenses. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses                 Class A   Class B   Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases
 (as a percentage of offering price)              5.00%     none      none
 Maximum sales charge imposed on
 reinvested dividends                             none      none      none
 Maximum deferred sales charge                    none(1)   5.00%     1.00%
 Redemption fee(2)                                none      none      none
 Exchange fee                                     none      none      none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee                                   0.80%     0.80%     0.80%
 12b-1 fee(3)                                     0.30%     1.00%     1.00%
 Other expenses                                   0.49%     0.49%     0.49%
 Total fund operating expenses                    1.59%     2.29%     2.29%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $65         $98         $132        $229

 Class B shares
    Assuming redemption
    at end of period             $73        $102         $143        $245
    Assuming no redemption       $23         $72         $123        $245

 Class C shares
    Assuming redemption
    at end of period             $33         $72         $123        $263
    Assuming no redemption       $23         $72         $123        $263

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


14  SPECIAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


[Clip Art] The figures below have been audited by the fund's independent auditors, PricewaterhouseCoopers LLP.



[The following information was represented by a bar graph in the printed materials.]

Volatility, as indicated by Class A        10/94(1)  10/95    10/96    10/97
year-by-year total investment return (%)   (6.71)    17.53    36.15    8.79
(scale varies from fund to fund)

--------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                  10/94(1)       10/95      10/96      10/97
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                      $8.50         $7.93      $9.32     $10.92
Net investment income (loss)(2)                                           (0.03)        (0.07)     (0.11)     (0.06)
Net realized and unrealized gain (loss) on investments                    (0.54)         1.46       3.34       1.00
Total from investment operations                                          (0.57)         1.39       3.23       0.94
Less distributions:
   Distributions from net realized gain on investments sold                  --            --      (1.63)     (0.46)
Net asset value, end of period                                            $7.93         $9.32     $10.92     $11.40
Total investment return at net asset value(3) (%)                         (6.71)        17.53      36.15       8.79
Total adjusted investment return at net asset value(3,4) (%)              (6.83)           --         --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                             92,325       101,562    156,578    141,997
Ratio of expenses to average net assets (%)                                1.50          1.59       1.59       1.59
Ratio of adjusted expenses to average net assets(5) (%)                    1.62            --         --         --
Ratio of net investment income (loss) to average net assets (%)           (0.41)        (0.87)     (1.00)     (0.57)
Ratio of adjusted net investment (loss) to average net assets(5) (%)      (0.53)           --         --         --
Portfolio turnover rate (%)                                                  57           155        240        317
Fee reduction per share ($)                                                0.01(2)         --         --         --



-------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                  10/94(1)       10/95      10/96      10/97
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                      $8.50         $7.87      $9.19     $10.67
Net investment income (loss)(2)                                           (0.09)        (0.13)     (0.18)     (0.13)
Net realized and unrealized gain (loss) on investments                    (0.54)         1.45       3.29       0.95
Total from investment operations                                          (0.63)         1.32       3.11       0.82
Less distributions:
   Distributions from net realized gain on investments sold                  --            --      (1.63)     (0.46)
Net asset value, end of period                                            $7.87         $9.19     $10.67     $11.03
Total investment return at net asset value(3) (%)                         (7.41)        16.77      35.34       7.84
Total adjusted investment return at net asset value(3,4) (%)              (7.53)           --         --         --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                            131,983       137,363    238,901    204,812
Ratio of expenses to average net assets (%)                                2.22          2.30       2.29       2.28
Ratio of adjusted expenses to average net assets(5) (%)                    2.34            --         --         --
Ratio of net investment income (loss) to average net assets (%)           (1.13)        (1.55)     (1.70)     (1.25)
Ratio of adjusted net investment (loss) to average net assets(5) (%)      (1.25)           --         --         --
Portfolio turnover rate (%)                                                  57           155        240        317
Fee reduction per share ($)                                                0.01(2)         --         --         --



(1)  Class A and B shares commenced operations on November 1, 1993.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)  Unreimbursed, without fee reduction.



                                                   SPECIAL OPPORTUNITIES FUND 15

Special Value Fund

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                 TICKER SYMBOL    CLASS A: SPVAX    CLASS B: SPVBX  CLASS C: N/A
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund invests primarily in stocks that appear comparatively undervalued and are out of favor. The fund looks for small-size companies with total market capitalization of $1 billion or less, whose earnings power or asset value does not appear to be reflected in their current stock price, and whose stocks therefore have potential for appreciation. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[Clip Art] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible securities.

The fund may invest up to 50% of assets in foreign securities, including American Depository Receipts. The fund may invest up to 15% of net assets in junk bonds, including convertible securities, that may be rated as low as CC/Ca and their unrated equivalents. To a limited extent, the fund also may invest in certain higher-risk securities and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[Clip Art] As with any growth fund, the value of your investment will fluctuate. Even comparatively undervalued stocks typically fall in price during broad market declines. Small- and medium-sized company stocks, which may comprise a significant portion of the fund's portfolio, tend to be more volatile than the market as a whole.

To the extent that it invests in certain securities, the fund may be affected by additional risks:

o foreign securities: currency, information, natural event and political risks
o junk bonds: above-average credit, market and other risks

These risks are defined in "More about risks" starting on page 30. Please read "More about risk" carefully before investing.

PORTFOLIO MANAGEMENT

[Clip Art] Timothy E. Keefe, CFA, has been the leader of the fund's portfolio management team since August 1996. He is a senior vice president of the adviser. He joined John Hancock Funds in July 1996 and has been in the investment business since 1987.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[Clip Art] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the 1997 fiscal year, adjusted to reflect any changes. Class C expenses are based on Class B expenses as no Class C shares were issued or outstanding during the past year. Future expenses may be greater or less.

--------------------------------------------------------------------------------
 Shareholder transaction expenses              Class A     Class B    Class C
--------------------------------------------------------------------------------
 Maximum sales charge imposed
 on purchases (as a percentage
 of offering price)                            5.00%       none       none
 Maximum sales charge imposed on
 reinvested dividends                          none        none       none
 Maximum deferred sales charge                 none(1)     5.00%      1.00%
 Redemption fee(2)                             none        none       none
 Exchange fee                                  none        none       none

--------------------------------------------------------------------------------
 Annual fund operating expenses (as a % of average net assets)
--------------------------------------------------------------------------------
 Management fee (after
 expense limitation)(3)                        0.10%       0.10%      0.10%
 12b-1 fee(4)                                  0.30%       1.00%      1.00%
 Other expenses                                0.59%       0.59%      0.59%
 Total fund operating expenses
 (after limitation)(3)                         0.99%       1.69%      1.69%

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
 Share class                     Year 1      Year 3      Year 5      Year 10
--------------------------------------------------------------------------------
 Class A shares                  $60         $80         $102        $165

 Class B shares
    Assuming redemption
    at end of period             $67         $83         $112        $181
    Assuming no redemption       $17         $53         $92         $181

 Class C shares
    Assuming redemption
    at end of period             $27         $53         $92         $200
    Assuming no redemption       $17         $53         $92         $200

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.70% for each class and total fund operating expenses would be 1.59% for Class A and 2.29% for Class B and Class C. The adviser may terminate this limitation in the future.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


16  SPECIAL VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[Clip Art] The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

[The following information was represented by a bar graph in the printed materials.]

Volatility, as indicated by Class A       12/94(1) 12/95  12/96  12/97   6/98(8)
year-by-year total investment return (%)  7.81(4)  20.26  12.91  25.25   2.69(4)
(scale varies from fund to fund)                                           six
                                                                          months

------------------------------------------------------------------------------------------------------------------------------------
 Class A - period ended:                                              12/94(1)       12/95       12/96       12/97        6/98(8)
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                  $8.50         $8.99       $10.39      $10.32       $12.27
 Net investment income (loss)(2)                                        0.18          0.21         0.14        0.06         0.02
 Net realized and unrealized gain (loss) on investments                 0.48          1.60         1.17        2.52         0.31
 Total from investment operations                                       0.66          1.81         1.31        2.58         0.33
 Less distributions:
    Dividends from net investment income                               (0.17)        (0.20)       (0.14)      (0.03)          --
    Distributions from net realized gain on investments sold              --         (0.21)       (1.24)      (0.60)          --
    Total distributions                                                (0.17)        (0.41)       (1.38)      (0.63)          --
 Net asset value, end of period                                        $8.99        $10.39       $10.32      $12.27       $12.60
 Total investment return at net asset value(3) (%)                      7.81(4)      20.26        12.91       25.25         2.69(4)
 Total adjusted investment return at net asset value(3,5) (%)           7.30(4)      19.39        12.20       24.65         2.41(4)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                          4,420        12,845       15,853      20,961       26,307
 Ratio of expenses to average net assets (%)                            0.99(6)       0.98         0.99        0.99         0.99(6)
 Ratio of adjusted expenses to average net assets(7) (%)                4.98(6)       1.85         1.70        1.59         1.55(6)
 Ratio of net investment income (loss) to average net assets (%)        2.10(6)       2.04         1.31        0.47         0.33(6)
 Ratio of adjusted net investment income (loss) to average net
 assets(7) (%)                                                         (1.89)(6)      1.17         0.60       (0.13)       (0.23)(6)
 Portfolio turnover rate (%)                                             0.3             9           72         140           28
 Fee reduction per share (2) ($)                                        0.34          0.09         0.08        0.07         0.04

------------------------------------------------------------------------------------------------------------------------------------
 Class B -  period ended:                                             12/94(1)       12/95        12/96      12/97        6/98(8)
------------------------------------------------------------------------------------------------------------------------------------
 Per share operating performance
 Net asset value, beginning of period                                  $8.50         $9.00       $10.38      $10.31       $12.21
 Net investment income (loss)(2)                                        0.13          0.12         0.07       (0.03)       (0.02)
 Net realized and unrealized gain (loss) on investments                 0.48          1.59         1.17        2.53         0.30
 Total from investment operations                                       0.61          1.71         1.24        2.50         0.28
 Less distributions:
    Dividends from net investment income                               (0.11)        (0.12)       (0.07)         --           --
    Distributions from net realized gain on investments sold              --         (0.21)       (1.24)      (0.60)          --
    Total distributions                                                (0.11)        (0.33)       (1.31)      (0.60)          --
 Net asset value, end of period                                        $9.00        $10.38       $10.31      $12.21       $12.49
 Total investment return at net asset value(3) (%)                      7.15(4)      19.11        12.14       24.41         2.29(4)
 Total adjusted investment return at net asset value(3,5) (%)           6.64(4)      18.24        11.43       23.81         2.01(4)
 Ratios and supplemental data
 Net assets, end of period (000s omitted) ($)                          3,296        16,994       22,097      35,033       41,361
 Ratio of expenses to average net assets (%)                            1.72(6)       1.73         1.69        1.69         1.69(6)
 Ratio of adjusted expenses to average net assets(7) (%)                5.71(6)       2.60         2.40        2.29         2.25(6)
 Ratio of net investment income (loss) to average net assets (%)        1.53(6)       1.21         0.62       (0.24)       (0.37)(6)
 Ratio of adjusted net investment income (loss) to average net
 assets(7) (%)                                                         (2.46)(6)      0.34        (0.09)      (0.84)       (0.93)(6)
 Portfolio turnover rate (%)                                             0.3             9           72         140           28
 Fee reduction per share (2)($)                                         0.34          0.09         0.08        0.07         0.04


                                                           SPECIAL VALUE FUND 17

------------------------------------------------------------------------------------------------------------------------------------
Class C - period ended:                                                                                                  6/98(1,8)
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                                                      $13.39
Net investment income (loss)(2)                                                                                            (0.01)
Net realized and unrealized gain (loss) on investments                                                                     (0.89)
Total from investment operations                                                                                           (0.90)
Net asset value, end of period                                                                                            $12.49
Total investment return at net asset value(3) (%)                                                                          (6.72)(4)
Total adjusted investment return at net asset value(3,5) (%)                                                               (6.81)(4)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                                                 117
Ratio of expenses to average net assets (%)                                                                                 1.69(6)
Ratio of adjusted expenses to average net assets(7) (%)                                                                     2.25(6)
Ratio of net investment income (loss) to average net assets (%)                                                            (0.31)(6)
Ratio of adjusted net investment income (loss) to average net assets(7) (%)                                                (0.87)(6)
Portfolio turnover rate (%)                                                                                                   28
Fee reduction per share (2) ($)                                                                                             0.01

(1) Class A and Class B shares commenced operations on January 3, 1994 and Class C commenced operations on May 1, 1998.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)  Annualized.
(7)  Unreimbursed, without fee reduction.
(8)  Unaudited.

18  SPECIAL VALUE FUND

Your account
--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS


All John Hancock growth funds offer two classes of shares, Class A and Class B. In addition, Class C shares are available for Emerging Growth Fund, Growth Fund, Special Opportunities Fund and Special Value Fund. Each class has its own cost structure, as outlined below, allowing you to choose the one that best meets your requirements. For more details, see "How sales charges are calculated." Your financial representative can help you decide which share class is best for you.


--------------------------------------------------------------------------------
 Class A - for all funds
--------------------------------------------------------------------------------

     o Front-end sales charges. There are several ways to reduce these charges, described under "Sales charge reductions and waivers" on the following page.

     o    Lower annual expenses than Class B and Class C shares.

--------------------------------------------------------------------------------
 Class B - for all funds
--------------------------------------------------------------------------------

     o No front-end sales charge; all your money goes to work for you right away.

     o    Higher annual expenses than Class A shares.

     o A contingent deferred sales charge that declines from 5% over six years.

     o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C - for selected funds
--------------------------------------------------------------------------------



Applies to Emerging Growth Fund, Growth Fund, Special Opportunities Fund and Special Value Fund.



     o No front-end sales charge; all your money goes to work for you right away.

     o    Higher annual expenses than Class A shares.

     o A 1% contingent deferred sales charge on shares sold within one year of purchase.

     o No automatic conversion to Class A shares, so the fund's annual expenses continue at the same level throughout the life of your investment.

For actual past expenses of Class A and Class B shares, see the fund-by-fund information earlier in this prospectus.

Special Equities Fund offers Class Y shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see back cover of this prospectus).


Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.


--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
 Class A sales charges
--------------------------------------------------------------------------------
                            As a % of       As a % of your
 Your investment            offering price  investment

 Up to $49,999              5.00%           5.26%
 $50,000 - $99,999          4.50%           4.71%
 $100,000 - $249,999        3.50%           3.63%
 $250,000 - $499,999        2.50%           2.56%
 $500,000 - $999,999        2.00%           2.04%
 $1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
 Your investment                CDSC on shares being sold

 First $1M - $4,999,999         1.00%
 Next $1 - $5M above that       0.50%
 Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.




                                                                 YOUR ACCOUNT 19

Class B Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

--------------------------------------------------------------------------------
 Class B deferred charges
--------------------------------------------------------------------------------
 Years after purchase            CDSC on shares being sold

 1st year                        5.00%
 2nd year                        4.00%
 3rd or 4th year                 3.00%
 5th year                        2.00%
 6th year                        1.00%
 After 6 years                   None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a contingent deferred sales charge (CDSC) of 1% on shares you sell within one year of purchase. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less.

CDSC calculations are based on the number of shares involved, not on the value of your account. Each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC.

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate sales charges.
o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.
o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial investments must total at least $250) and individual investors may close their account at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o  to make payments through certain systematic withdrawal plans
o  to make certain distributions from a retirement plan
o  because of shareholder death or disability
o  to purchase a John Hancock Declaration annuity

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.


20  YOUR ACCOUNT

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o  selling brokers and their employees and sales representatives
o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds
o fund trustees and other individuals who are affiliated with these or other John Hancock funds
o individuals transferring assets from an employee benefit plan with John Hancock Funds into an individual account in a John Hancock fund
o  certain insurance company contract holders (one-year CDSC usually applies)
o participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services, or consult the SAI.

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     o  non-retirement account: $1,000
     o  retirement account: $250
     o  group investments: $250
     o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month
     o fee-based clients of selling brokers who placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.




                                                                 YOUR ACCOUNT 21

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account                 Adding to an account

By check

[Clip art]     o Make out a check for the         o Make out a check for the
                 investment amount, payable to      investment amount payable
                 "John Hancock Signature            to "John Hancock Signature
                 Services, Inc."                    Services, Inc."

               o Deliver the check and your       o Fill out the detachable
                 completed application to your      investment slip from an
                 financial representative, or       account statement. If no
                 mail them to Signature Services    slip is available, include
                 (address below).                   a note specifying the fund
                                                    name, your share class,
                                                    your account number and
                                                    the name(s) in which the
                                                    account is registered.

                                                  o Deliver the check and your
                                                    investment slip or note to
                                                    your financial
                                                    representative, or mail
                                                    them to Signature Services
                                                    (address below).

By exchange

[Clip art]     o Call your financial              o Call your financial
                 representative or Signature        representative or Signature
                 Services to request an             Services to request an
                 exchange.                          exchange.

By wire

[Clip art]     o Deliver your completed           o Instruct your bank to wire
                 application to your financial      the amount of your
                 representative, or mail            investment to:
                 it to Signature Services.          First Signature Bank &
                                                    Trust
                                                    Account # 900000260
               o Obtain your account number         Routing # 211475000
                 by calling your financial          Specify the fund name, your
                 representative or                  share class, your account
                 Signature Services.                number and the name(s)
                                                    in which the account is
               o Instruct your bank to wire         registered. Your bank may
                 the amount of your investment      charge a fee to wire funds.
                 to:
                 First Signature Bank & Trust
                 Account # 900000260
                 Routing # 211475000
                 Specify the fund name, your
                 choice of share class, the new
                 account number and the name(s)
                 in which the account is
                 registered. Your bank may charge
                 a fee to wire funds.

By phone

[Clip art]     See "By wire" and "By exchange."  o Verify that your bank or credit union is a member of
                                                   the Automated Clearing
                                                   House (ACH) system.

                                                 o Complete the "Invest-By-
                                                   Phone" and "Bank
                                                   Information" sections on
                                                   your account application.

                                                 o Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 o Tell the Signature Services
                                                   representative the fund name,
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount
                                                   of your investment.

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


22  YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
           Designed for                       To sell some or all of your shares

By letter

[Clip art] o Accounts of any type.            o Write a letter of instruction
                                                or complete a stock power
           o Sales of any amount.               indicating the fund name, your
                                                share class, your account
                                                number, the name(s) in which
                                                the account is registered and
                                                the dollar value or number of
                                                shares you wish to sell.

                                              o Include all signatures and any
                                                additional documents that may
                                                be required (see next page).

                                              o Mail the materials to Signature
                                                Services.

                                              o A check will be mailed to the
                                                name(s) and address in which
                                                the account is registered, or
                                                otherwise according to your
                                                letter of instruction.

By phone

[Clip art] o Most accounts.                   o For automated service 24 hours
                                                a day using your touch-tone
           o Sales of up to $100,000.           phone, call the EASI-Line at
                                                1-800-338-8080.

                                              o To place your order with a
                                                representative at John Hancock
                                                Funds, call Signature Services
                                                between 8 A.M. and 4 P.M.
                                                Eastern Time on most business
                                                days.

By wire or electronic funds transfer (EFT)

[Clip art] o Requests by letter to            o Fill out the "Telephone
             sell any amount (accounts          Redemption" section of your
             of any type).                      new account application.

           o Requests by phone to sell        o To verify that the telephone
             up to $100,000 (accounts           redemption privilege is in
             with telephone redemption          place on an account, or to
             privileges).                       request the forms to add it
                                                to an existing account, call
                                                Signature Services.

                                              o Amounts of $1,000 or more will
                                                be wired on the next business
                                                day. A $4 fee will be deducted
                                                from your account.

                                              o Amounts of less than $1,000
                                                may be sent by EFT or by check.
                                                Funds from EFT transactions
                                                are generally available by
                                                the second business day.
                                                Your bank may charge a fee
                                                for this service.

By exchange

[Clip art] o Accounts of any type.            o Obtain a current prospectus for
                                                the fund into which you are
           o Sales of any amount.               exchanging by calling your
                                                financial representative or
                                                Signature Services.

                                              o Call your financial
                                                representative or Signature
                                                Services to request an exchange.

---------------------------------------------

Address
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA  02217-1000

Phone number
1-800-225-5291

Or contact your financial representative for instructions and assistance.

---------------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."




                                                                YOUR ACCOUNT  23

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days
o  you are selling more than $100,000 worth of shares
o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

The signature guarantee must be from a member of the Signature Guarantee Medallion Program (generally, a broker or securities dealer). We may refuse any other source. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                  Requirements for written requests
                                                                      [Clip art]
--------------------------------------------------------------------------------
Owners of individual, joint,            o Letter of instruction.
sole proprietorship, UGMA/UTMA          o On the letter, the signatures and
(custodial accounts for minors)           titles of all persons authorized to
or general partner accounts.              sign for the account, exactly as
                                          the account is registered.
                                        o Signature guarantee if applicable
                                          (see above).


Owners of corporate or                  o Letter of instruction.
association accounts.                   o Corporate resolution, certified
                                          within the past 12 months.
                                        o On the letter and the resolution,
                                          the signature of the person(s)
                                          authorized to sign for the account.
                                        o Signature guarantee if applicable
                                          (see above).

Owners or trustees of trust accounts.   o Letter of instruction.
                                        o On the letter, the signature(s) of
                                          the trustee(s).
                                        o If the names of all trustees are not
                                          on the account, please also provide a
                                          copy of the trust document certified
                                          within the past 12 months.
                                        o Signature guarantee if applicable
                                          (see above).


Joint tenancy shareholders whose        o Letter of instruction signed by
co-tenants are deceased.                  surviving tenant.
                                        o Copy of death certificate.
                                        o Signature guarantee if applicable
                                          (see above).

Executors of shareholder estates.       o Letter of instruction signed by
                                          executor.
                                        o Copy of order appointing executor.
                                        o Signature guarantee if applicable
                                          (see above).

Administrators, conservators,           o Call 1-800-225-5291 for
guardians and other sellers or            instructions.
account types not listed above.




24 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings in the form of dividends.Any capital gains are distributed annually. Regional Bank Fund typically pays income dividends quarterly and Financial Industries Fund typically pays income dividends annually. The other funds do not usually pay income dividends.




                                                                YOUR ACCOUNT  25

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o  Complete the appropriate parts of your account application.
o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o  Make sure you have at least $5,000 worth of shares in your account.
o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including Traditional and Roth IRAs, SIMPLE IRAs, SIMPLE 401(k)s, SEPs, 401(k)s, money purchase pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.




26  YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

How the funds are organized Each John Hancock growth fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

[The information below was represented by a flow chart in the printed materials.]

                                -----------------
                                  Shareholders
                                -----------------

Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                             Boston, MA 02217-1000

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
             ------------------------------------------------------



                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.
                              200 Clarendon Street
                                Boston, MA 02116

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                                                                         Asset
                                                                      management

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------



                                                                FUND DETAILS  27

Accounting compensation The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

Portfolio trades In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

Investment goals Except for Emerging Growth Fund, Financial Industries Fund and Special Opportunities Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

Diversification All of the growth funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B and Class C shares, interest expenses.


--------------------------------------------------------------------------------
 Class B unreimbursed distribution expenses(1)
--------------------------------------------------------------------------------
                            Unreimbursed      As a % of
 Fund                       expenses          net assets

 Emerging Growth            $  12,476,287     2.75%
 Financial Industries       $   7,546,464     1.29%
 Growth                     $     162,442     0.51%
 Regional Bank              $  58,931,361     1.55%
 Special Equities           $   4,156,261     0.45%
 Special Opportunities      $   7,659,598     3.39%

 Special Value              $     913,269     3.44%


(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.

Class C Class C shares began operations after the 1997 fiscal year. Therefore, there are no unreimbursed expenses to report.

Initial compensation Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

Annual compensation Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.




28 FUND DETAILS

----------------------------------------------------------------------------------------------------------------------------
 Class A investments
----------------------------------------------------------------------------------------------------------------------------

                                                         Maximum
                                   Sales charge          reallowance           First year             Maximum
                                   paid by investors     or commission         service fee            total compensation(1)
                                   (% of offering price) (% of offering price) (% of net investment)  (% of offering price)

 Up to $49,999                     5.00%                 4.01%                 0.25%                  4.25%
 $50,000 - $99,999                 4.50%                 3.51%                 0.25%                  3.75%
 $100,000 - $249,999               3.50%                 2.61%                 0.25%                  2.85%
 $250,000 - $499,999               2.50%                 1.86%                 0.25%                  2.10%
 $500,000 - $999,999               2.00%                 1.36%                 0.25%                  1.60%

 Regular investments of
 $1 million or more

 First $1M - $4,999,999            --                    0.75%                 0.25%                  1.00%
 Next $1 - $5M above that          --                    0.25%                 0.25%                  0.50%
 Next $1 or more above that        --                    0.00%                 0.25%                  0.25%

 Waiver investments(2)             --                    0.00%                 0.25%                  0.25%

----------------------------------------------------------------------------------------------------------------------------
 Class B investments
----------------------------------------------------------------------------------------------------------------------------
                                                         Maximum
                                                         reallowance           First year             Maximum
                                                         or commission         service fee            total compensation
                                                         (% of offering price) (% of net investment)  (% of offering price)

 All amounts                                             3.75%                 0.25%                  4.00%

----------------------------------------------------------------------------------------------------------------------------
 Class C investments
----------------------------------------------------------------------------------------------------------------------------

                                                         Maximum
                                                         reallowance           First year             Maximum
                                                         or commission         service fee            total compensation
                                                         (% of offering price) (% of net investment)  (% of offering price)

 All amounts                                             0.75%                 0.25%                  1.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.




                                                                 FUND DETAILS 29

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth fund will be positive over any period of time -- days, months or years. However, stock funds as a category have historically performed better over the long term than bond or money market funds.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

Currency risk The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

Information risk The risk that key information about a security or market is inaccurate or unavailable.

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

Natural event risk The risk of losses attributable to natural disasters, crop failures and similar events.

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Political risk The risk of losses attributable to government or political actions, from changes in tax or trade statutes to governmental collapse and war.

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.


Year 2000 risk The risk that the funds' operations could be disrupted by year 2000-related computer system problems. Although the adviser and the funds' service providers are taking steps to address this issue, there may still be some risk of adverse effects. Common to all mutual funds.


30  FUND DETAILS

--------------------------------------------------------------------------------
 Higher-risk securities and practices
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semiannual reports.

10 Percent of total assets (italic type)
10 Percent of net assets (roman type)
* No policy limitation on usage; fund may be using currently
o Permitted, but has not typically been used
-- Not permitted


                                                            Emerging  Financial           Regional  Special   Special        Special
                                                            Growth    Industries  Growth  Bank      Equities  Opportunities  Value
------------------------------------------------------------------------------------------------------------------------------------
Investment practices

Borrowing; reverse repurchase agreements
The borrowing of money from banks or through
reverse repurchase agreements. Leverage, credit risks.        33.3       33        33.3      5         33.3       33.3        33.3

Repurchase agreements  The purchase of a security
that must later be sold backto the seller at the
same price plus interest. Credit risk.                         *          *         *        *          *          *           *

Securities lending  The lending of securities to
financial institutions, which provide cash or
government securities as collateral. Credit risk.             30         33.3      33.3     --         33.3       33.3        33.3

Short sales The selling of securities which have
been borrowed on the expectation that the market
price will drop.
o  Hedged. Hedged leverage, market, correlation,
   liquidity, opportunity risks.                               o          o         o       --          o          *           o
o  Speculative. Speculative leverage, market,
   liquidity risks.                                           --          o         o       --          o          5           o

Short-term trading  Selling a security soon after
purchase. A portfolio engaging in short-term
trading will have higher turnover and transaction
expenses. Market risk.                                         *          *         *        *          *          *           *

When-issued securities and forward commitments
The purchase or sale of securities for delivery
at a future date; market value may change before
delivery.  Market, opportunity, leverage risks.                *          *         *        *          *          *           *

------------------------------------------------------------------------------------------------------------------------------------
Conventional securities

Non-investment-grade securities  Securities rated
below BBB/Baa are considered junk bonds. Credit,
market, interest rate, liquidity, valuation,
information risks.                                            10          5         5        5         --         --          15

Foreign equities
o  Stocks issued by foreign companies. Market,
   currency, information, natural event, political
   risks.                                                      *          *        15        o          *          *          50
o  American or European depository receipts, which
   are dollar-denominated securities typically
   issued by American or European banks and are
   based on ownership of securities issued by
   foreign companies. Market, currency,
   information, natural event, political risks.                *          *        15        o          *          *          50

Restricted and illiquid securities  Securities not
traded on the open market. May include illiquid
Rule 144A securities. Liquidity, valuation, market
risks.                                                        10         15        15       15         15         15          15

------------------------------------------------------------------------------------------------------------------------------------
Leveraged derivative securities

Financial futures and options; securities and index
options Contracts involving the right or obligation
to deliver or receive assets or money depending on the
performance of one or more assets or an economic index.
o  Futures and related options. Interest rate, currency,
   market, hedged or speculative leverage, correlation,
   liquidity, opportunity risks.                               *          o         o       --          o          *           *
o  Options on securities and indices. Interest rate,
   currency, market, hedged or speculative leverage,
   correlation, liquidity, credit, opportunity risks.          *          o         o        o          o          *           *

Currency contracts Contracts involving the right or
obligation to buy or sell a given amount of foreign
currency at a specified price and future date.
o  Hedged. Currency, hedged leverage, correlation,
   liquidity, opportunity risks.                               *          o         *       --          o          *           *
o  Speculative. Currency, speculative leverage,
   liquidity risks.                                           --          o        --       --          o         --          --


                                                                 FUND DETAILS 31

For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual/semiannual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus). You may visit the Securities and Exchange Commission's Internet website (www.sec.gov) to view the SAI, material incorporated by reference and other information.

To request a free copy of the current annual/semiannual report or SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts 02199-7603

       John Hancock (R)                        (C) 1996 John Hancock Funds, Inc.


                                                                    GROPN  11/98